U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income
Other income	$ 993	$ 907	$ 1,040
Total net revenue	21,308	20,306
Expense
Interest expense	1,639	1,401	1,453
Other expense	1,975	1,819	1,978
Income before income taxes and equity in undistributed income of subsidiaries	8,105	8,030	7,995
Applicable income taxes	2,161	2,097	2,087
Net income attributable to U.S. Bancorp	5,888	5,879	5,851
Parent Company [Member]
Income
Interest from subsidiaries	140	120	123
Other income	57	55	64
Total net revenue	2,301	4,078	4,075
Expense
Interest expense	327	292	335
Other expense	123	105	90
Total expense	450	397	425
Income before income taxes and equity in undistributed income of subsidiaries	1,851	3,681	3,650
Applicable income taxes	(97)	(207)	(94)
Income of parent company	1,948	3,888	3,744
Equity in undistributed income of subsidiaries	3,940	1,991	2,107
Net income attributable to U.S. Bancorp	5,888	5,879	5,851
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from bank subsidiaries	2,100	3,900	3,850
Nonbank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from bank subsidiaries	$ 4	$ 3	$ 38